Property and Equipment, Net - Summary of Depreciation Expense (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 4,095,448	¥ 1,549,432
Cost of Revenues
Property Plant And Equipment [Line Items]
Depreciation expense	1,327,502	467,538
Research and Development Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	2,026,004	683,365
Sales and Marketing Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	350,989	89,986
General and Administrative Expenses
Property Plant And Equipment [Line Items]
Depreciation expense	¥ 390,953	¥ 308,543